UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Septmeber 30, 2004

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
					   [x] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Jacobs and Company
Address: 595 Market Street
	   Suite 1140
         San Francisco, CA 94105

13F File Number: 28-6710

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correctly and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  Matt Jacobson
Title: Partner
Phone: 415-777-1617
Signature, place, and date of signing:

	Matt Jacobson  San Francisco, CA    October 1, 2004

Report type (check only one):

[X]	13F Holding Report
[ ] 	13F Notice
[ ] 	13F Combination Report

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of other included managers:    0

Form 13F information table entry total:

Form 13F information table value total:

                                                 Form 13F Information T
                                                 Value         Shares  SH/ InvstOther  Voting  Authority
Name of Issuer       Title of Class  CUSIP       (x$1,000)    Prn Amt  PRN DscreManager(a) Sole(b) (c) None


Abbott Laboratories  COM             002824 10 0    3,228       76,211 SH                     0   0     0
Agilent Technologies COM             00846u 10 1      387       17,935 SH                     0   0     0
American InternationaCOM             026874 10 7    2,834       41,691 SH                     0   0     0
Amgen Inc.           COM             031162 10 0    1,641       28,890 SH                     0   0     0
Anheuser Busch       COM             035229 10 3    4,409       88,263 SH                     0   0     0
Auto Data Processing COM             053015 10 3    2,859       69,191 SH                     0   0     0
Bank of America Corp COM             060505 10 4      235        5,418 SH                     0   0     0
Baxter International COM             071813 10 9    3,022       93,982 SH                     0   0     0
Becton Dickinson & CoCOM             075887 10 9    3,144	    60,827 SH                     0   0     0
Bell South           COM             079860 10 2    1,563       57,651 SH                     0   0     0
Berkshire Hathaway ClCOM             084670 20 7    1,346          469 SH                     0   0     0
Boeing               COM             097023 10 5    2,157       41,791 SH                     0   0     0
BP Amoco             AMERN SH        110889 40 9    4,546       79,018 SH                     0   0     0
Bristol Myers Squibb COM             110122 10 8    2,031       85,812 SH                     0   0     0
Cadbury Schweppes PLCADR             127209 30 2    2,704       87,493 SH                     0   0     0
ChevronTexaco        COM             166764 10 0    3,075       57,324 SH                     0   0     0
Cisco Systems        COM             17275R 10 2    2,347      129,668 SH                     0   0     0
Citigroup Inc        COM             172967 10 1      945       21,418 SH                     0   0     0
Coca Cola Company    COM             191216 10 0    2,149       53,659 SH                     0   0     0
Comcast Corp Spl Cl ACOM             200300 20 0    1,392       49,873 SH                     0   0     0
Comcast Corp New Cl ACOM             20030N 20 0    1,117       39,566 SH                     0   0     0
ConocoPhillips       COM             20825C 10 4    1,818       21,947 SH                     0   0     0
Corning Inc          COM             219350 10 5      555       50,109 SH                     0   0     0
Costco Companies Inc.COM             22160Q 10 2    2,820       67,944 SH                     0   0     0
Disney               COM             254687 10 6    1,717       76,149 SH                     0   0     0
Dow Jones            COM             260561 10 5    1,059       26,088 SH                     0   0     0
DuPont               COM             263534 10 9      654       15,282 SH                     0   0     0
EMC Corp             COM             268648 10 2      975       84,450 SH                     0   0     0
Eli Lilly            COM             532457 10 8    3,890       64,783 SH                     0   0     0
Emerson Electric     COM             291011 10 4    1,325       21,405 SH                     0   0     0
Exxon Mobil Corp     COM             30231G 10 2    2,903       60,076 SH                     0   0     0
Fifth Third Bancorp  COM             316773 10 0      314        6,375 SH                     0   0     0
First Data Corp.     COM             319963 10 4      711       16,350 SH                     0   0     0
Gannett              COM             364730 10 1    3,756       44,842 SH                     0   0     0
General Electric     COM             369604 10 3    3,781      112,604 SH                     0   0     0
General Mills	   COM             370334 10 4    1,661       37,000 SH                     0   0     0
Golden West FinancialCOM             381317 10 6      591        5,328 SH                     0   0     0
Hewlett-Packard CompaCOM             428236 10 3    2,827      160,761 SH                     0   0     0
Home Depot Inc.      COM             437076 10 2    2,391       61,002 SH                     0   0     0
Hubbell Inc Class A  CL  A           443510 10 2      611       14,500 SH                     0   0     0
Hubbell Inc Class B  CL  B           443510 20 1      450       10,027 SH                     0   0     0
Hutton Tele Trust                    447900 10 1       75       32,000 SH                     0   0     0
Intel Corp           COM             458140 10 0    3,955      197,181 SH                     0   0     0
Intl Business MachineCOM             459200 10 1    5,802       67,674 SH                     0   0     0
Jacobson Stores      COM             469834 10 5        0.1     69,255 SH                     0   0     0
Johnson & Johnson    COM             478160 10 4    5,584       99,133 SH                     0   0     0
Kroger Company       COM             501044 10 1      376       24,236 SH                     0   0     0
Lee Enterprises      COM             523768 10 9      850       18,350 SH                     0   0     0
Liberty Media New    COM             530718 10 5    1,809      152,185 SH                     0   0     0
Lucent Technologies  COM             549463 10 7       90       28,242 SH                     0   0     0
Masco Corp           COM             574599 10 6    3,435       99,465 SH                     0   0     0
Mc Cormick & Co      COM NON VTG     579780 20 6    3,243       94,424 SH                     0   0     0
McClatchy Newspapers CL  A           579489 10 5      740       10,450 SH                     0   0     0
Medtronic Inc.       COM             585055 10 6      224        4,325 SH                     0   0     0
Merck                COM             589331 10 7    1,335       40,443 SH                     0   0     0
Microsoft Corp.      COM             594918 10 4    2,992      108,193 SH                     0   0     0
Minnesota Mining     COM             604059 10 5    1,631       20,390 SH                     0   0     0
Motorola             COM             620076 10 9    2,513      139,316 SH                     0   0     0
New York Times Class CL  A           650111 10 7    2,848       72,846 SH                     0   0     0
Oracle Corp		   COM             68389X 10 5      827 	    73,348 SH                     0   0     0
Pepsico Inc          COM             713448 10 8    5,343      109,830 SH                     0   0     0
Pfizer Inc           COM             717081 10 3    8,889      290,504 SH                     0   0     0
Procter & Gamble     COM             742718 10 9    3,425       63,286 SH                     0   0     0
Royal Dutch PetroleumNY REG GLD1.25  780257 80 4    1,079       20,920 SH                     0   0     0
S B C Communications COM             78387G 10 3    2,727      105,071 SH                     0   0     0
Schlumberger         COM             806857 10 8    3,126       46,440 SH                     0   0     0
Servicemaster        COM             81760N 10 9      222       17,276 SH                     0   0     0
Snap On Tools        COM             833034 10 1      807       29,272 SH                     0   0     0
Sysco Corp.          COM             871829 10 7      469       15,675 SH                     0   0     0
Target Corporation   COM             87612e 10 6    3,895       86,075 SH                     0   0     0
Time Warner Inc      COM             887317 10 5    1,154       71,496 SH                     0   0     0
Tribune Co           COM             896047 10 7    2,184       53,069 SH                     0   0     0
Tribune / Time WarnerPFD CV 2%       896047 30 5    1,533       17,085 SH                     0   0     0
U S T Inc            COM             902911 10 6      671       16,675 SH                     0   0     0
Union Pacific Corp   COM             907818 10 8    1,582       27,005 SH                     0   0     0
United Parcel ServiceCOM		 911312 10 6    2,389       31,470 SH 		          0   0     0
Unocal               COM             915289 10 2      336        7,808 SH                     0   0     0
Verizon CommunicationCOM             92343v 10 4    3,404       86,448 SH                     0   0     0
Viacom Inc.          CL  B           925524 30 8      788       23,467 SH                     0   0     0
Vodafone Airtouch ADRADR             92857T 10 7    2,431      100,840 SH                     0   0     0
Wal-Mart Stores Inc. COM             931142 10 3    1,407       26,450 SH                     0   0     0
Wells Fargo & CompanyCOM             949740 10 4    2,622       43,970 SH                     0   0     0
Wyeth                COM		 983024 10 0    3,661  	    97,885 SH  	 	          0   0     0

Alza Corp 0% 14      SUB LYON        022615 AC 2      573      400,000 PRN                    0   0     0
Loews Corp 3.125% 07 CONV            540424 AL 2      812      830,000 PRN                    0   0     0